Equity (Details) - Schedule of placement of perpetual bond	12 Months Ended
Dec. 31, 2021 USD ($)
Equity (Details) - Schedule of placement of perpetual bond [Line Items]
Amount	$ 700,000,000
Principal Amount	700,000,000
AT1 Bond [Member]
Equity (Details) - Schedule of placement of perpetual bond [Line Items]
Amount	$ 700,000,000
Terms (years)
Issuance date	Oct. 21, 2021
Principal Amount	$ 700,000,000
Maturity date